COMMITMENTS (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Value	$ 61,733
Ge Capital Aviation Services Limited [Member] | Lan Cargo S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,100
Release date	Nov. 30, 2019
Avolon Aerospace AOE 62 Limited [Member] | LATAM Airlines Group S.A. [Member] | Three Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 2,167
Release date	Aug. 30, 2019
Bank of America [Member] | LATAM Airlines Group S.A. [Member] | Three Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 1,044
Release date	Jul. 02, 2019
Bank of Utah [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 2,000
Release date	Mar. 24, 2019
DVB Bank [Member] | LATAM Airlines Group S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 886
Release date	Aug. 30, 2019
Ge Capital Aviation Services Ltd. [Member] | LATAM Airlines Group S.A. [Member] | Four Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 14,327
Release date	Nov. 30, 2019
Orix Aviation Systems Limited [Member] | LATAM Airlines Group S.A. [Member] | Two Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 7,366
Release date	Dec. 11, 2019
Sky High XXIV Leasing Company [Member] | LATAM Airlines Group S.A. [Member] | Eight Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 6,831
Release date	Mar. 24, 2019
Wells Fargo Bank [Member] | LATAM Airlines Group S.A. [Member] | Nine Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 15,160
Release date	Mar. 13, 2019
Merlin Aviation Leasing (Ireland) 18 Limite [Member] | Tam Linhas Aereas S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 3,000
Release date	Mar. 01, 2019
Shapphire Leasing (AOE) Limited [Member] | Tam Linhas Aereas S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 7,000
Release date	Oct. 25, 2019
ACG Acquisition [Member] | Tam Linhas Aereas S.A. [Member] | One Letter Of Credit [Member]
Disclosure of transactions between related parties [line items]
Value	$ 852
Release date	Aug. 30, 2019